Revolving Loan And Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Receivables carrying value for collateral	$ 12,139,618	$ 17,235,220
Inventory carrying value for collateral	31,263,746	32,754,804
Investment account	25,292,634	25,298,086
Bank Of Oklahoma [Member] | Acquisition Of Kay Concrete [Member]
Debt Instrument [Line Items]
Other long-term debt	100,000	300,000
Bank Of Oklahoma [Member] | Noncompete Payment Obligation [Member]
Debt Instrument [Line Items]
Other long-term debt	300,000	500,000
New Credit Agreement [Member] | Bank Of Oklahoma [Member]
Debt Instrument [Line Items]
Obligation to maintain pledged investment account minimum	12,000,000
Receivables carrying value for collateral	12,100,000
Inventory carrying value for collateral	31,300,000
Investment account	23,600,000
Financial covenants minimum tangible net worth before accumulated other comprehensive income (loss)	95,000,000
Financial covenants minimum tangible net worth after accumulated other comprehensive income (loss)	85,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 31, 2015
Prime basis spread	(1.50%)
Minimum interest rate	1.50%
Revolving Credit Facility [Member] | Bank Of Oklahoma [Member]
Debt Instrument [Line Items]
Prime basis spread	(1.50%)	(0.50%)
Minimum interest rate	1.50%	3.50%
Revolving loan outstanding	0	100,000
Revolving loan average outstanding balance	4,600,000	5,600,000
Weighted average interest rate	1.75%	3.50%
Debt instrument, interest rate at period end	1.75%	3.50%
Revolving Credit Facility [Member] | New Credit Agreement [Member] | Bank Of Oklahoma [Member]
Debt Instrument [Line Items]
Revolving loan, available credit		15,000,000
Revolving loan outstanding	0
Advancing Term Loan [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 31, 2015
Advancing Term Loan [Member] | Bank Of Oklahoma [Member]
Debt Instrument [Line Items]
Prime basis spread	(1.50%)
Minimum interest rate	1.50%
Balance of bank loan	4,500,000	0
Weighted average interest rate	1.75%
Debt instrument, interest rate at period end	1.75%
Advancing Term Loan [Member] | New Credit Agreement [Member] | Bank Of Oklahoma [Member]
Debt Instrument [Line Items]
Bank loan, available credit		10,000,000
Prime basis spread	(1.50%)
Minimum interest rate	1.50%
Balance of bank loan	4,500,000
Term Loan [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 31, 2017
Term Loan [Member] | Bank Of Oklahoma [Member]
Debt Instrument [Line Items]
Prime basis spread	(1.25%)	(0.75%)
Minimum interest rate	1.75%	3.00%
Balance of bank loan	8,500,000	10,000,000
Weighted average interest rate	2.00%	3.25%
Debt instrument, interest rate at period end	2.00%	3.25%
Term Loan [Member] | New Credit Agreement [Member] | Bank Of Oklahoma [Member]
Debt Instrument [Line Items]
Bank loan, available credit		10,000,000
Prime basis spread	(1.25%)
Minimum interest rate	1.75%
Balance of bank loan	8,500,000
Notes Payable, Bank [Member] | Bank Of Oklahoma [Member]
Debt Instrument [Line Items]
Balance of bank loan	13,000,000	10,100,000
Notes Payable, Other [Member] | Bank Of Oklahoma [Member]
Debt Instrument [Line Items]
Other long-term debt	$ 400,000	$ 800,000